Convertible Preferred Stock Warrant	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Convertible Preferred Stock Warrant
9.	Convertible Preferred Stock Warrant

The Company has an outstanding convertible preferred stock warrant related to a 2013 debt financing whereby the Company issued a warrant to purchase 128,231 shares of Series C convertible preferred stock. The convertible preferred stock warrant was recorded as a liability and is adjusted to fair value at each balance sheet date, with the change in fair value being recorded as a component of other income (expense), net in the statements of operations. Upon issuance, the fair value of the warrant was estimated to be $158 thousand. The Company recorded a gain of $51 thousand related to the change in fair value of preferred stock warrant liability as part of other income (expense), net in the accompanying statements of operations for the six months ended June 30, 2015. The change in fair value of the preferred stock warrant liability was immaterial during the six months ended June 30, 2014.

The key terms of the outstanding convertible preferred stock warrant and the convertible preferred stock warrant liability at June 30, 2015 and December 31, 2014 were as follows (in thousands):

	Issuance Date	Expiration Date	Exercise Price Per Share	Shares	Fair Value of Warrant
					June 30, 2015	December 31, 2014
					(Unaudited)
Series C Warrant	December 2013	The later of December 2023 or five years after an IPO	$5.84	128,231	$87	$138

The Company used the Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock warrant with the following assumptions:

	June 30, 2015	December 31, 2014
	(Unaudited)
Series C Warrant:
Expected term (in years)	5.04	5.3
Expected volatility	30.0%	30.0%
Risk-free interest rate	1.6%	1.7%
Expected dividend yield	0%	0%

12.	CONVERTIBLE PREFERRED STOCK WARRANT

The Company has an outstanding convertible preferred stock warrant related to a 2013 debt financing (see Note 5) whereby the Company issued a warrant to purchase 128,231 shares of Series C convertible preferred stock. The convertible preferred stock warrant was recorded as a liability and is adjusted to fair value at each balance sheet date, with the change in fair value being recorded as a component of other income (expense), net in the statements of operations. Upon issuance, the fair value of the warrant was estimated to be $158 thousand. Due to the close proximity of the issuance date in December 2013 to the year end, no mark to market adjustment was recognized during the year ended December 31, 2013. The Company recorded a gain of $20 thousand related to the change in fair value of preferred stock warrant liability as part of other income (expense), net in the accompanying statements of operations for the year ended December 31, 2014.

The key terms of the outstanding convertible preferred stock warrant and the convertible preferred stock warrant liability at December 31, 2013 and 2014 were as follows (in thousands):

	Issuance Date	Expiration Date	Exercise Price per Share	Shares	Fair Value of Warrant
					December 31, 2013	December 31, 2014
Series C Warrant	December 2013	The later of December 2023 or five years after an IPO	$5.84	128,231	$158	$138

The Company used the Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock warrant with the following assumptions:

	December 31,
	2013	2014
Series C Warrant:
Expected term (in years)	2.0	5.3
Expected volatility	30.0%	30.0%
Risk-free interest rate	0.4%	1.7%
Expected dividend yield	0%	0%